CONSOLIDATED INCOME STATEMENTS - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue	€ 507,879	€ 422,303	€ 311,490
Operating expenses	(373,214)	(324,425)	(297,350)
Operating Profit	134,665	97,878	14,140
Finance income	4,979	7,076	2,060
Gain from debt modifications	55,936	0	0
Finance costs	(60,210)	(57,421)	(38,649)
Net finance income / (costs)	705	(50,345)	(36,589)
Profit / (Loss) before tax	135,370	47,533	(22,449)
Current tax expense	(41,097)	(26,321)	(4,895)
Deferred tax benefit / (expense)	(706)	(286)	3,845
Income tax expense	(41,802)	(26,607)	(1,050)
Profit / (Loss) for the year	93,568	20,926	(23,499)
Profit / (Loss) attributable to:
Owners of the parent	84,314	13,975	(25,621)
Non-controlling interests	9,254	6,951	2,122
Profit / (Loss) for the year	€ 93,568	€ 20,926	€ (23,499)
Basic profit / (loss) per ordinary share (in euro per share)	€ 0.35	€ 0.06	€ (0.12)
Diluted profit / (loss) per ordinary share (in euro per share)	€ 0.35	€ 0.06	€ (0.12)